Equity investment (Tables)	12 Months Ended
Dec. 31, 2024
Equity investment
Schedule of investment in V-Click

	For the years ended
	December 31,
	2023	2024
Balance at the beginning of year	279	218
Share of losses	(61)	(76)
Balance at the end of year	218	142